Income Taxes - Movement of valuation allowance (Details)	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Valuation Allowance [Abstract]
Balance as of January 1	¥ 36,182,919	$ 5,096,258	¥ 56,542,077	¥ 63,563,642
Additions (utilization)	(1,936,931)	(272,811)	6,799,359	(6,223,503)
Write-offs	(5,498,162)	(774,400)	(27,158,517)	(798,062)
Balance as of December 31	¥ 28,747,826	$ 4,049,047	¥ 36,182,919	¥ 56,542,077